Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Mar. 31, 2021		Sep. 30, 2020	Dec. 31, 2020		Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
General and administrative expenses					$ 1,000
Net income (loss)	$ 3,341,073				$ (1,000)		$ 3,341,073	$ (1,000)
Basic and diluted weighted average shares outstanding (in Shares)	17,760,989	3,750,000	[1],[2]	3,750,000	3,750,000	[1],[2]	9,904,182	3,750,000
Basic and diluted net income (loss) per share of common stock (in Dollars per share)	$ 0.19	$ 0		$ 0	$ 0		$ 0.34	$ 0
Operating and formation costs	$ 417,261						$ 417,261	$ 1,000
Franchise tax expense	24,034						24,034
Loss from operations	(441,295)						(441,295)	(1,000)
Warrant issuance costs	(256,379)						(256,379)
Net gain on investments held in Trust Account	1,747						1,747
Change in fair value of warrant liabilities	$ 4,037,000						$ 4,037,000

[1]	Excludes up to 562,500 common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5).
[2]	In February 2021, the Company effected a 1.4375-for-1 stock split, resulting in 7,187,500 shares of common stock outstanding. In June 2021, our Sponsor forfeited 2,875,000 founder shares for no consideration resulting in 4,312,500 shares of common stock outstanding (see Notes 5 and 9). All share and per-share amounts have been retroactively restated to reflect the share forfeiture.